Note 7 - Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Commitments Disclosure [Text Block]

8.         Commitments

Lease Agreement

We lease approximately 8,400 square feet of office and laboratory space pursuant to an operating lease which expires on December 31, 2022. Rent expense for the three-month and nine-month periods ended September 30, 2021 was $42,803 and $128,410, respectively, as compared to $41,539 and $124,617, respectively, for the same periods of 2020. Future minimum lease payments total $42,803 for the remainder of 2021 and $176,356 in 2022, although the lease may be terminated at any time by either party with ninety days’ written notice.

Other Commitments

In the normal course of business, we enter into various firm purchase commitments related to production and testing of our vaccine, conduct of research studies, and other activities. As of September 30, 2021, there are approximately $607,000 of unrecorded outstanding purchase commitments to our vendors and subcontractors, all of which we expect will be due in 2021.

7.         Commitments

Lease Agreement

We lease approximately 8,400 square feet of office and laboratory space pursuant to an operating lease which expires on December 31, 2022. Rent expense for the years ended December 31, 2020 and 2019 was $166,577 and $161,673, respectively. Future minimum lease payments total $171,213 in 2021 and $176,356 in 2022, although the lease may be terminated at any time by either party with ninety days written notice.

Other Commitments

In the normal course of business, we enter into various firm purchase commitments related to production and testing of our vaccine, conduct of research studies, and other activities. As of December 31, 2020, we had approximately $190,000 of unrecorded outstanding purchase commitments to our vendors and subcontractors, all of which we expect will be due in 2021. We expect $165,500 of this amount to be reimbursable to us pursuant to currently outstanding government grants.